Long-Term Investments (Details) - Schedule of Long-Term Investment ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Long-Term Investment [Abstract]
Equity method investments	¥ 7,383		¥ 7,494
Available-for-sale investments	58,465		68,011
Equity securities with readily determinable fair values	39		102
Total	¥ 65,887	$ 9,126	¥ 75,607